Investments in Companies Under Equity Method - Summary of Variations of Investments in Companies Under Equity Method (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Disclosure of Information about Associates and Joint Ventures [Abstract]
Balance at beginning of period	$ 190.5		$ 200.7		$ 137.7
Change in consolidation scope	23.6		(8.6)		4.9
Investments made during the year	0.7		19.0		40.0
Equity in income	(20.1)	[1]	(8.2)	[2]	21.4	[3]
Dividends received during the period, reduction in share capital	(2.0)		(13.0)		(5.1)
Change in exchange rate and other			0.6		1.8
Balance at end of period	$ 192.7		$ 190.5		$ 200.7

[1]	Share of operating results of companies accounted for under equity method was US$(11.9) million for the year ended December 31, 2017.
[2]	Share of operating results of companies accounted for under equity method was US$(6.9) million for the year ended December 31, 2016.
[3]	Share of operating results of companies accounted for under equity method was US$38.3 million for the year ended December 31, 2015.